Fair Value of Assets & Liabilities (Nonrecurring Fair Value Measurements) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		$ 20,881		$ 24,269
Loans, net of unearned income		27,658,929	[1]	19,589,520	[1]	$ 17,686,502
Other real estate owned (OREO)	[2]	43,382		16,237
Net Gains Or Losses Loans Net of Unearned Income		(1,687)		(2,055)		4,087
Net Gains Or Losses Real Estate Acquired by Foreclosure		(996)		(2,041)		(2,868)
Net Gains Or Losses Other Assets		(3,468)		(3,349)		(4,582)
Net Gains Loss On Financial Assets Measured On Nonrecurring Basis		(7,744)		(7,371)		(3,306)
Non Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income		26,666		31,070		27,026
Other real estate owned (OREO)		39,566		11,235		24,977
Other assets		26,521		29,609		24,577
Non Recurring | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		466,977		4,286
Net Gains Or Losses Loans Held For Sale		(1,629)		(1)
Non Recurring | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		618		638		729
Net Gains Or Losses Loans Held For Sale		36		75		57
Non Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income		0		0		0
Other real estate owned (OREO)		0		0		0
Other assets		0		0		0
Non Recurring | Level 1 | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0		0
Non Recurring | Level 1 | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0		0		0
Non Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income		0		0		0
Other real estate owned (OREO)		0		0		0
Other assets		0		0		0
Non Recurring | Level 2 | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		465,504		4,286
Non Recurring | Level 2 | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		0		0		0
Non Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of unearned income		26,666		31,070		27,026
Other real estate owned (OREO)		39,566		11,235		24,977
Other assets		26,521		29,609		24,577
Non Recurring | Level 3 | SBAs and USDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		1,473		0
Non Recurring | Level 3 | First Mortgages
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale		$ 618		$ 638		$ 729

[1]	December 31, 2017 and 2016 include $22.7 million and $28.5 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	December 31, 2017 and 2016 include $6.3 million and $8.1 million, respectively, of foreclosed residential real estate.